Income Taxes - Schedule of Components of Income Before Provision for Income Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Income Tax Disclosure [Abstract]
United Kingdom	$ 828	$ 526	$ 139
Foreign	329	194	73
Income (loss) before income taxes	$ 1,157	$ 720	$ 212